ROU Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Rou Assets And Operating Lease Liabilities
Schedule of Operating Lease Liabilities

As of September 30, 2025 and 2024, the Company subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at Macau Square, Macau	1 year and 10 months from January 1, 2023 to October 31, 2024
Office at Macau Square, Macau	2 years from November 1, 2024 to October 31, 2026
	As of September 30,
	2025	2024

ROU assets	$69,284	$6,720

Operating lease liabilities
Current	67,537	6,890
Non-current	5,708	-
	$73,245	$6,890

Weighted average remaining lease terms (in years)	1.08	0.08

Schedule of Remaining Contractual Maturities
For the year ended September 30, 2026	$74,210

Total future lease payments	$74,210
Less: imputed interest	(965)

Present value of lease obligations	$73,245